UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of August 31, 2012 (Unaudited)

Gateway International Fund

Shares	Description	Value (†)
Common Stocks* – 95.0% of Net Assets

	Australia – 9.2%
5,983	Amcor Ltd.(b)	$46,663
7,786	Australia & New Zealand Banking Group Ltd.(b)	200,660
9,070	BHP Billiton Ltd.(b)	300,331
8,555	Brambles Ltd.(b)	60,302
3,348	Cardno Ltd.(b)	25,886
4,129	Commonwealth Bank of Australia(b)	234,309
4,599	Consolidated Media Holdings Ltd.(b)	16,411
1,497	CSL Ltd.(b)	68,898
1,130	McMillan Shakespeare Ltd.(b)	14,604
6,515	National Australia Bank Ltd.(b)	170,559
5,180	New Hope Corp. Ltd.(b)	23,299
2,720	Newcrest Mining Ltd.(b)	70,409
6,013	Oil Search Ltd.(b)	47,050
2,662	Orica Ltd.(b)	66,877
4,653	Origin Energy Ltd.(b)	57,555
3,321	Premier Investments Ltd.(b)	16,952
4,027	QBE Insurance Group Ltd.(b)	54,453
12,574	QR National Ltd.(b)	45,639
2,060	Rio Tinto Ltd.(b)	105,795
3,865	SAI Global Ltd.(b)	17,198
7,081	Suncorp Group Ltd.(b)	67,516
32,567	Telstra Corp. Ltd.(b)	129,617
3,357	Wesfarmers Ltd.(b)	120,186
7,577	Westfield Group(b)	77,884
15,957	Westfield Retail Trust(b)	47,764
8,232	Westpac Banking Corp.(b)	211,554
2,001	Woodside Petroleum Ltd.(b)	71,249
3,110	Woolworths Ltd.(b)	95,388

		2,465,008

	Euro Zone – 28.6%
1,591	Accor S.A.(b)	50,318
2,535	Allianz SE, (Registered)(b)	277,544
1,636	Alstom S.A.(b)	58,125
3,375	Anheuser-Busch InBev NV(b)	283,947
30,500	Banco Bilbao Vizcaya Argentaria S.A.(b)	232,006
50,494	Banco Santander S.A.(b)	359,307
4,638	BASF SE(c)	359,979
3,949	Bayer AG, (Registered)(b)	305,809
565	Belgacom S.A.(b)	16,735
5,258	BNP Paribas S.A.(b)	227,567
1,196	Bouygues S.A.(b)	29,722
454	Casino Guichard Perrachon S.A.(b)	40,242
5,034	Daimler AG, (Registered)(b)	246,217
2,972	Danone S.A.(b)	185,037
5,090	Deutsche Bank AG, (Registered)(b)	180,437
9,769	E.ON AG(b)	224,195
2,572	Electricite de France S.A.(b)	52,310
14,085	ENI SpA(b)	310,782

Shares	Description	Value (†)
Common Stocks* – continued

	Euro Zone – continued
13,457	France Telecom S.A.(b)	$185,827
710	Groupe Bruxelles Lambert S.A.(b)	48,972
100,407	Intesa Sanpaolo SpA(b)	127,327
584	Kerry Group PLC, Class A(b)	27,963
542	Kone OYJ, Class B(b)	33,116
1,349	Koninklijke DSM NV(b)	63,326
1,094	Legrand S.A.(b)	37,746
296	Linde AG(b)	46,588
1,579	LVMH Moet Hennessy Louis Vuitton S.A.(b)	257,276
364	Pernod-Ricard S.A.(b)	39,178
2,261	Sampo OYJ, A Shares(b)	64,775
5,725	Sanofi(c)	468,304
4,514	SAP AG(c)	296,576
3,256	Schneider Electric S.A.(b)	205,100
1,720	SCOR SE(b)	42,247
1,045	SES S.A.(b)	26,867
4,409	Siemens AG, (Registered)(c)	416,169
10,885	Snam SpA(b)	45,732
4,724	Societe Generale S.A.(b)(d)	124,538
388	Sodexo(b)	30,654
81,063	Telecom Italia SpA(b)	64,108
25,352	Telefonica S.A.(c)	320,391
847	Thales S.A.(b)	28,097
2,024	ThyssenKrupp AG(b)	40,237
10,665	Total S.A.(c)	531,722
224	Umicore S.A.(b)	10,614
7,993	Unilever NV(b)	278,758
4,093	Vinci S.A.(b)	177,680
736	Volkswagen AG(b)	119,602
707	Wendel S.A.(b)	53,130
828	Wereldhave NV(b)	42,545

		7,695,444

	Hong Kong – 3.1%
16,973	AIA Group Ltd.(b)	58,662
120,358	Bank of China Ltd., Class H(b)	43,937
119,564	China Construction Bank Corp., Class H(b)	78,865
7,626	China Mobile Ltd.(b)	81,627
8,952	China Shenhua Energy Co. Ltd., Class H(b)	32,804
3,620	CLP Holdings Ltd.(b)	30,194
26,320	CNOOC Ltd.(b)	50,407
2,420	Hang Seng Bank Ltd.(b)	34,526
3,305	Hong Kong Exchanges & Clearing Ltd.(b)	44,153
17,381	HSBC Holdings PLC(b)	151,625
103,977	Industrial & Commercial Bank of China Ltd., Class H(b)	56,775
8,600	MTR Corp. Ltd.(b)	30,958
33,452	PetroChina Co. Ltd., Class H(b)	40,553
1,662	Tencent Holdings Ltd.(b)	50,899
7,034	Wharf Holdings Ltd.(b)	43,647

		829,632

	Japan – 21.7%
4,646	Advantest Corp.(b)	68,015

Shares	Description	Value (†)
Common Stocks* – continued

	Japan – continued
2,457	Air Water, Inc.(b)	$28,696
4,539	Alps Electric Co. Ltd.(b)	24,365
3,314	Asahi Group Holdings Ltd.(b)	80,423
2,573	Astellas Pharma, Inc.(b)	125,991
2,726	Bridgestone Corp.(b)	63,582
3,665	Canon, Inc.(c)	122,163
2,800	Chiyoda Corp.(b)	37,090
1,537	Coca-Cola West Co. Ltd.(b)	25,558
2,697	Credit Saison Co. Ltd.(b)	63,386
3,755	Daiichi Sankyo Co. Ltd.(b)	62,181
2,686	Daikin Industries Ltd.(b)	71,858
3,592	Dainippon Screen Manufacturing Co. Ltd.(b)	19,428
2,537	Denso Corp.(b)	85,026
2,778	Dentsu, Inc.(b)	70,802
2,552	Eisai Co. Ltd.(b)	116,767
2,158	FANUC Corp.(c)	354,584
2,124	Fast Retailing Co. Ltd.(c)	497,184
3,746	FUJIFILM Holdings Corp.(b)	62,489
569	Hamamatsu Photonics KK(b)	20,205
3,856	Hankyu Hanshin Holdings, Inc.(b)	21,960
9,212	Hanwa Co. Ltd.(b)	31,207
3,065	Hitachi Construction Machinery Co. Ltd.(b)	51,089
4,755	Honda Motor Co. Ltd.(c)	151,496
282	Idemitsu Kosan Co. Ltd.(b)	22,736
1,179	Ito En Ltd.(b)	23,490
2,416	Japan Tobacco, Inc.(b)	73,256
2,554	JGC Corp.(b)	79,110
3,772	JTEKT Corp.(b)	29,686
4,647	Kamigumi Co. Ltd.(b)	37,464
6,975	Kaneka Corp.(b)	34,625
2,958	Kao Corp.(b)	89,537
22	KDDI Corp.(c)	157,821
2,676	Keikyu Corp.(b)	26,155
5,088	Kokuyo Co. Ltd.(b)	39,450
2,821	Komatsu Ltd.(b)	55,958
2,470	Konami Corp.(b)	57,064
1,433	Kurita Water Industries Ltd.(b)	30,819
2,334	Kyocera Corp.(c)	201,533
292	Lawson, Inc.(b)	22,391
958	Mabuchi Motor Co. Ltd.(b)	39,983
1,059	MISUMI Group, Inc.(b)	26,505
3,541	Mitsubishi Corp.(b)	65,565
3,685	Mitsubishi Estate Co. Ltd.(b)	65,025
675	Mitsubishi UFJ Lease & Finance Co. Ltd.(b)	29,185
4,090	Mitsui & Co. Ltd.(b)	57,447
3,421	Mitsui Fudosan Co. Ltd.(b)	63,933
2,262	Nagase & Co. Ltd.(b)	26,492
11,069	Nagoya Railroad Co. Ltd.(b)	31,034
2,500	Nikon Corp.(b)	69,397
10,268	Nomura Holdings, Inc. (b)	34,252
27	NTT Data Corp.(b)	80,825
5,145	OKUMA Corp.(b)	30,786
341	ORIX Corp.(b)	31,730

Shares	Description	Value (†)
Common Stocks* – continued

	Japan – continued
4,427	Ricoh Co. Ltd.(b)	$35,029
1,189	Ricoh Leasing Co. Ltd.(b)	27,525
2,640	Secom Co. Ltd.(b)	133,899
4,622	Seino Holdings Corp.(b)	29,018
2,759	Seven & I Holdings Co. Ltd.(b)	83,952
5,241	Sharp Corp.(b)	13,333
2,550	Shin-Etsu Chemical Co. Ltd.(c)	136,935
3,848	Shionogi & Co. Ltd.(b)	55,621
6,462	Softbank Corp.(c)	264,274
4,451	Sumitomo Corp.(b)	59,247
5,827	Sumitomo Metal Mining Co. Ltd.(b)	60,499
3,062	Sumitomo Realty & Development Co. Ltd.(b)	75,232
3,248	Suzuki Motor Corp.(b)	59,462
7,678	Taiyo Nippon Sanso Corp.(b)	38,446
3,131	Taiyo Yuden Co. Ltd.(b)	27,373
2,643	Takeda Pharmaceutical Co. Ltd.(b)	124,257
2,343	TDK Corp.(b)	89,815
2,662	Terumo Corp.(b)	118,417
2,326	Tokyo Electron Ltd.(c)	109,887
10,220	Toyo Ink SC Holdings Co. Ltd.(b)	37,027
769	Toyo Suisan Kaisha Ltd.(b)	19,121
1,522	Toyota Industries Corp.(b)	42,973
2,493	Toyota Motor Corp.(b)	99,134
3,768	Toyota Tsusho Corp.(b)	77,241
2,507	Trend Micro, Inc.(b)	69,913
3,296	Yamato Holdings Co. Ltd.(b)	54,918

		5,831,347

	Switzerland – 8.8%
468	Aryzta AG(b)(d)	22,995
880	Baloise Holding AG, (Registered)(b)	64,706
393	Bank Sarasin & Cie AG, (Registered), Class B(b)(d)	11,084
1,919	Clariant AG, (Registered)(b)(d)	21,489
202	Dufry AG, (Registered)(b)(d)	24,625
2,234	EFG International AG(b)(d)	16,952
2,414	GAM Holding AG(b)(d)	28,535
501	Gategroup Holding AG(b)(d)	12,047
385	Kuehne & Nagel International AG, (Registered)(b)	43,757
930	Logitech International S.A., (Registered)(b)(d)	8,629
596	Meyer Burger Technology AG(b)(d)	8,628
10,580	Nestle S.A., (Registered)(c)	657,268
1,008	Nobel Biocare Holding AG, (Registered)(b)(d)	9,548
8,315	Novartis AG, (Registered)(c)	490,340
2,571	OC Oerlikon Corp. AG, (Registered)(b)(d)	22,792
2,219	Roche Holding AG(b)	403,400
462	Schindler Holding AG(b)	54,361
3,187	Schmolz & Bickenbach AG, (Registered)(b)(d)	11,070
126	Sonova Holding AG, (Registered)(b)(d)	11,664
320	Sulzer AG, (Registered)(b)	43,187
1,226	Swatch Group AG (The), (Registered)(b)	86,385
398	Swiss Life Holding AG, (Registered)(b)(d)	45,072
408	Swiss Prime Site AG, (Registered)(b)(d)	33,570
676	Temenos Group AG, (Registered)(b)(d)	9,560

Shares	Description	Value (†)
Common Stocks* – continued

	Switzerland – continued
1,432	Transocean Ltd.(b)	$69,095
14,220	UBS AG, (Registered)(b)(d)	158,658

		2,369,417

	United Kingdom – 23.6%
2,056	African Barrick Gold PLC(b)	14,497
4,734	Anglo American PLC(b)	131,465
4,337	AstraZeneca PLC(b)	202,871
3,187	Babcock International Group PLC(b)	47,351
5,031	Balfour Beatty PLC(b)	22,389
41,171	Barclays PLC(b)	119,821
1,124	Berkeley Group Holdings PLC(b)(d)	25,791
11,097	BG Group PLC(b)	226,937
7,702	BHP Billiton PLC(b)	225,409
56,371	BP PLC(c)	395,416
6,314	British American Tobacco PLC(c)	330,910
30,792	BT Group PLC(b)	106,364
3,237	Bunzl PLC(b)	57,766
7,648	Capital & Counties Properties PLC(b)	26,088
4,447	Catlin Group Ltd.(b)	32,337
1,982	Close Brothers Group PLC(b)	24,527
1,140	Croda International PLC(b)	42,608
920	Derwent London PLC(b)	28,016
8,755	Diageo PLC(b)	239,313
4,607	Ferrexpo PLC(b)	11,845
15,503	GlaxoSmithKline PLC(c)	351,393
3,847	Great Portland Estates PLC(b)	26,849
3,998	Greene King PLC(b)	35,372
5,085	Halma PLC(b)	32,795
18,967	Hays PLC(b)	20,707
3,691	Hiscox Ltd.(b)	27,219
55,011	HSBC Holdings PLC(c)	479,217
2,798	IG Group Holdings PLC(b)	19,116
4,756	Inchcape PLC(b)	27,807
5,375	Intermediate Capital Group PLC(b)	24,070
4,337	Invensys PLC(b)	16,644
1,903	Jardine Lloyd Thompson Group PLC(b)	23,201
2,550	John Wood Group PLC(b)	33,189
8,051	Ladbrokes PLC(b)	21,700
18,155	Marston’s PLC(b)	32,060
7,532	Meggitt PLC(b)	47,222
4,236	Melrose PLC(b)	15,919
13,919	National Grid PLC(b)	151,097
3,859	Pennon Group PLC(b)	45,114
1,987	Petropavlovsk PLC(b)	10,986
12,026	Prudential PLC(b)	150,227
2,452	Reckitt Benckiser Group PLC(b)	138,667
20,368	Rentokil Initial PLC(b)	24,831
4,555	Restaurant Group PLC(b)	23,827
4,313	Rio Tinto PLC(c)	188,302
661	Rotork PLC(b)	23,041
18,950	Royal Dutch Shell PLC, A Shares(c)	662,955
3,522	SABMiller PLC(b)	155,391

Shares	Description	Value (†)
Common Stocks* – continued

	United Kingdom – continued
3,623	Shaftesbury PLC(b)	$29,897
1,188	Spirax-Sarco Engineering PLC(b)	37,142
7,337	Standard Chartered PLC(b)	162,058
1,913	Telecity Group PLC(b)	26,418
27,506	Tesco PLC(b)	146,896
986	Ultra Electronics Holdings PLC(b)	24,023
4,508	Unilever PLC(b)	162,018
146,496	Vodafone Group PLC(b)	422,488
2,500	WH Smith PLC(b)	23,819
8,112	WPP PLC(b)	105,103
6,870	Xstrata PLC(b)	103,756

		6,364,257

	Total Common Stocks (Identified Cost $25,827,369)	25,555,105

Contracts
Purchased Options – 0.2%

	Index Options – 0.2%
54	On EURO STOXX 50® Index, Put expiring September 21, 2012 at 2000(e)	1,138
39	On EURO STOXX 50® Index, Put expiring September 21, 2012 at 2050(e)	1,193
39	On EURO STOXX 50® Index, Put expiring September 21, 2012 at 2100(e)	1,544
93	On EURO STOXX 50® Index, Put expiring October 19, 2012 at 2100(e)	16,972
7	On FTSE 100 Index, Put expiring September 21, 2012 at 4900(e)	358
13	On FTSE 100 Index, Put expiring September 21, 2012 at 5150(e)	1,568
14	On FTSE 100 Index, Put expiring October 19, 2012 at 5150(e)	6,642
24	On FTSE 100 Index, Put expiring October 19, 2012 at 5200(e)	12,742
2	On Hang Seng Index, OTC Put expiring September 27, 2012 at 16800(e)(f)	220
4	On Hang Seng Index, OTC Put expiring October 30, 2012 at 17600(e)(f)	3,543
9	On Nikkei 225 Index, Put expiring September 14, 2012 at 7750(e)	446
17	On Nikkei 225 Index, Put expiring September 14, 2012 at 8000(e)	1,490
9	On Nikkei 225 Index, Put expiring October 12, 2012 at 7750(e)	2,918
6	On Nikkei 225 Index, Put expiring October 12, 2012 at 8000(e)	2,751
10	On Nikkei 225 Index, Put expiring November 09, 2012 at 8000(e)	8,898
10	On S&P ASX 200® Index, OTC Put expiring September 20, 2012 at 3600(e)(f)	32
9	On S&P ASX 200® Index, OTC Put expiring September 20, 2012 at 3750(e)(f)	67
9	On S&P ASX 200® Index, OTC Put expiring September 20, 2012 at 3800(e)(f)	124
9	On S&P ASX 200® Index, OTC Put expiring October 18, 2012 at 3800(e)(f)	781
17	On S&P ASX 200® Index, OTC Put expiring October 18, 2012 at 3850(e)(f)	1,718
7	On Swiss Market Index, Put expiring September 21, 2012 at 5800(e)	448
8	On Swiss Market Index, Put expiring September 21, 2012 at 5900(e)	700
6	On Swiss Market Index, Put expiring October 19, 2012 at 5900(e)	1,934

	Total Purchased Options (Identified Cost $178,460)	68,227

Principal Amount
Short-Term Investments – 3.6%
$958,457	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2012 at 0.010% to be repurchased at $958,458 on 9/04/2012 collateralized by $960,000 Federal National Mortgage Association, 4.050% due 12/19/2031 valued at $978,000 including accrued interest(g) (Identified Cost $958,457)	958,457

Contracts	Description	Value (†)
	Total Investments – 98.8% (Identified Cost $26,964,286)(a)	26,581,789
	Other assets less liabilities – 1.2%	317,907

	Net Assets – 100.0%	$26,899,696

Written Options – (2.8%)

	Index Options – (2.8%)
54	On EURO STOXX 50® Index, OTC Call expiring September 21, 2012 at 2200(e)(f)	$(162,005)
61	On EURO STOXX 50® Index, OTC Call expiring September 21, 2012 at 2300(e)(f)	(112,392)
46	On EURO STOXX 50® Index, OTC Call expiring September 21, 2012 at 2450(e)(f)	(25,443)
88	On EURO STOXX 50® Index, OTC Call expiring October 19, 2012 at 2400(e)(f)	(108,972)
12	On FTSE 100 Index, OTC Call expiring September 21, 2012 at 5650(e)(f)	(21,287)
19	On FTSE 100 Index, OTC Call expiring September 21, 2012 at 5700(e)(f)	(25,678)
12	On FTSE 100 Index, OTC Call expiring September 21, 2012 at 5800(e)(f)	(6,586)
12	On FTSE 100 Index, OTC Call expiring October 19, 2012 at 5800(e)(f)	(16,012)
15	On FTSE 100 Index, OTC Call expiring October 19, 2012 at 5850(e)(f)	(14,852)
3	On Hang Seng Index, OTC Call expiring September 27, 2012 at 18800(e)(f)	(16,982)
3	On Hang Seng Index, OTC Call expiring September 27, 2012 at 19600(e)(f)	(6,651)
6	On Nikkei 225 Index, OTC Call expiring September 14, 2012 at 8500(e)(f)	(29,989)
14	On Nikkei 225 Index, OTC Call expiring September 14, 2012 at 8750(e)(f)	(33,821)
8	On Nikkei 225 Index, OTC Call expiring September 14, 2012 at 9000(e)(f)	(6,362)
15	On Nikkei 225 Index, OTC Call expiring October 12, 2012 at 8750(e)(f)	(43,716)
8	On Nikkei 225 Index, OTC Call expiring October 12, 2012 at 9000(e)(f)	(11,891)
14	On S&P ASX 200® Index, OTC Call expiring September 20, 2012 at 4100(e)(f)	(34,354)
9	On S&P ASX 200® Index, OTC Call expiring September 20, 2012 at 4150(e)(f)	(17,804)
9	On S&P ASX 200® Index, OTC Call expiring September 20, 2012 at 4250(e)(f)	(10,037)
12	On S&P ASX 200® Index, OTC Call expiring October 18, 2012 at 4250(e)(f)	(18,316)
10	On S&P ASX 200® Index, OTC Call expiring October 18, 2012 at 4300(e)(f)	(11,690)
6	On Swiss Market Index, OTC Call expiring September 21, 2012 at 6200(e)(f)	(14,001)
9	On Swiss Market Index, OTC Call expiring September 21, 2012 at 6400(e)(f)	(7,371)
8	On Swiss Market Index, OTC Call expiring September 21, 2012 at 6450(e)(f)	(4,401)
6	On Swiss Market Index, OTC Call expiring September 21, 2012 at 6500(e)(f)	(2,292)
6	On Swiss Market Index, OTC Call expiring September 21, 2012 at 6550(e)(f)	(1,421)

	Total Written Options (Premiums Received $670,101)	$(764,326)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. International index options traded on foreign exchanges are valued at the most recent settlement price. Over-the-counter (“OTC”) international index options are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service. OTC international index options not priced through an independent pricing service are valued based on quotations obtained from broker-dealers. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. Additionally, the Fund may hold index options traded in foreign markets. If events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities or options, such securities or options are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities or options, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At August 31, 2012, approximately 96% of the market value of investments and 100% of the market value of written options were fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

*	Common stocks are grouped by geographical regions that correspond to the markets underlying each of the indices on which the Fund writes call options and buys put options.
(a)	Federal Tax Information:

At August 31, 2012, the net unrealized depreciation on investments based on a cost of $26,964,286 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$814,540
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,197,037)

Net unrealized depreciation	$(382,497)

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open outstanding call options.
(c)	All or a portion of this security has been pledged as collateral for outstanding call options.
(d)	Non-income producing security.
(e)	The Fund’s investment strategy makes use of exchange-traded and over-the-counter (“OTC”) options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund writes (sells) index call options and purchases index put options.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

(f)	Counterparty is UBS AG.

(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
OTC	Over-the-Counter

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$—	$25,555,105	$—	$25,555,105
Purchased Options*	—	68,227	—	68,227
Short-Term Investments	—	958,457	—	958,457

Total	$—	$26,581,789	$—	$26,581,789

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(764,326)	$—	$(764,326)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2012, there were no transfers between Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options contracts.

The Fund seeks to capture the majority of the returns associated with international developed market equity investments, while exposing investors to less risk than such investments generally. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks of non-U.S. companies, including, but not limited to, Australia, the United Kingdom, the Euro Zone, Hong Kong, Japan and Switzerland, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The Fund typically sells call options and buys put options on market indices that represent a significant portion of the capitalization in each of the markets in which the Fund’s equity investments are traded. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended August 31, 2012, the Fund used written index call options and purchased index put options in accordance with this objective.

The Fund is party to agreements with counterparties that govern transactions in over-the-counter options. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of August 31, 2012, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(757,841)	$7,944,818

Over-the-counter options are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of August 31, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $6,485. Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Collateral is posted based on the requirements established under International Swap and Derivative Association (“ISDA”) agreements negotiated between the Fund and the derivative counterparties. This risk of loss to a Fund from counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for the Fund, as of August 31, 2012:

Asset Derivatives	Equity Contracts
Purchased Options (at value)	$68,227

Liability Derivatives	Equity Contracts
Written Options (at value)	$(764,326)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No.2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at August 31, 2012 (Unaudited)

Commercial Banks	11.2%
Pharmaceuticals	10.0
Oil, Gas & Consumable Fuels	9.2
Food Products	5.0
Metals & Mining	4.8
Wireless Telecommunication Services	3.4
Insurance	3.4
Chemicals	3.3
Beverages	3.1
Diversified Telecommunication Services	3.1
Machinery	3.0
Automobiles	2.5
Specialty Retail	2.1
Other Investments, less than 2% each	31.1
Short-Term Investments	3.6

Total Investments	98.8
Other assets less liabilities (including open written options)	1.2

Net Assets	100.0%

Country of Risk Summary at August 31, 2012 (Unaudited)

Japan	21.7%
United Kingdom	21.5
France	10.5
Germany	9.4
Australia	9.2
Switzerland	8.5
Netherlands	4.1
Spain	3.4
Italy	2.0
Other Investments, less than 2% each	4.9
Short-Term Investments	3.6

Total Investments	98.8
Other assets less liabilities (including open written options)	1.2

Net Assets	100.0%

Currency Exposure Summary at August 31, 2012 (Unaudited)

Euro	28.7%
British Pound	23.7
Japanese Yen	21.7
Australian Dollar	9.2
Swiss Franc	8.8
United States Dollar	3.6
Hong Kong Dollar	3.1

Total Investments	98.8
Other assets less liabilities (including open written options)	1.2

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 19, 2012

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	October 19, 2012